Shareholder Fees - Cantor Fitzgerald Commodity Return Strategy Portfolio	Apr. 01, 2026 USD ($)
Class 1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	(0.00%)
Maximum Deferred Sales Charge (as a percentage)	(0.00%)
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	(0.00%)
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ (0)
Class 2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	(0.00%)
Maximum Deferred Sales Charge (as a percentage)	(0.00%)
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	(0.00%)
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ (0)